Discontinued Operations (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RJR Tobacco [Member] USD ($)	Dec. 31, 2010 Northern brands [Member] USD ($)	Dec. 31, 2011 Canada [Member] RJR Tobacco [Member] USD ($)	Apr. 13, 2010 Canada [Member] RJR Tobacco [Member] CAD	Apr. 13, 2010 Canada [Member] Northern brands [Member] CAD
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payment for accrual adjustment from discontinued operations			$ 324	$ 74
Payment made by RJR Tobacco to the government						325
Fine required to be paid by Northern Brands							75
Previously accrued liability by RJR					91
Discontinued Operations (Textual) [Abstract]
Aggregate accrual adjustment included in losses from discontinued operations before tax	(307)
Aggregate accrual adjustment included in losses from discontinued operations after tax	(216)	(216)
Adjustment classified as a loss on discontinued operations		(303)
Adjustment classified as a loss on discontinued operations after tax		(213)
Loss on sale of discontinued operations		(4)
Loss on sale of discontinued operations after tax		(3)
Realized tax benefit		$ 91